Revenue - Summary of Revenue (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Revenue [abstract]
Revenue from contracts with customers	$ 220,190		$ 214,498	$ 208,412
Other revenues
Government grants income	1,704		1,030	1,037
Rental income	1,120		1,022	864
Others	185		189	165
Revenue other than from contracts with customers	3,009		2,241	2,066
Total	$ 223,199	$ 7,289	$ 216,739	$ 210,478